N-4	Jul. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect:

●
Appendix A – Investment Options Available Under The Contract; and
●
Appendix B – Investment Requirements.

Appendix A – Investment Options Available Under The Contract:

Addition of a New Investment Option: On or about August 17, 2026, the following fund will be added as an investment option under your Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).	Calamos U.S. Equity Autocallable VIP Fund – Class II	1.16%*	N/A	N/A	N/A

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions.

For more complete information about the fund, including its principal investment strategies and principal risks, please refer to the underlying fund prospectus.

Funds Closed to New Investors: Effective August 17, 2026, the LVIP American Century International Fund will no longer be available for Contracts purchased on or after that date.

Appendix B – Investment Requirements:

Effective August 17, 2026, the American Century Diversified Growth Model will no longer be available for Contracts purchased on or after that date.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The changes described in this Supplement affect:
●
Appendix A – Investment Options Available Under The Contract; and
●
Appendix B – Investment Requirements.
Appendix A – Investment Options Available Under The Contract:

Portfolio Companies [Table Text Block]

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).	Calamos U.S. Equity Autocallable VIP Fund – Class II	1.16%*	N/A	N/A	N/A

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions.
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Appendix B – Investment Requirements: Effective August 17, 2026, the American Century Diversified Growth Model will no longer be available for Contracts purchased on or after that date
Calamos U.S. Equity Autocallable VIP Fund – Class II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To generate high income while providing reduced downside risk through exposure to the MerQube US Large-Cap Vol Advantage Autocallable VIP Index (the “Autocallable Index”).
Portfolio Company Name [Text Block]	Calamos U.S. Equity Autocallable VIP Fund – Class II
Current Expenses [Percent]	1.16%